Equity - Adjustments of Additional Paid-in Capital (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Beginning balance	$ 384,272		$ 384,529	$ 382,124
Unclaimed dividend	2		1	2
Partial disposal of interests in subsidiaries				1,175
Change in additional paid-in capital for not participating proportionately in the capital increase of subsidiaries	0			1,477
Share-based payment transactions of subsidiaries	89		21	53
Ending balance	387,273	$ 13,791	384,272	384,529
Share premium [Member]
Beginning balance	126,045		126,045	126,045
Partial disposal of interests in subsidiaries				0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	126,045		126,045	126,045
Movements Of Additional Paid-in Capital For Associates And Joint Ventures Accounted For Using Equity Method
Beginning balance	0		0	0
Partial disposal of interests in subsidiaries				0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	0		0	0
Movements of additional paid-in capital arising from changes in equities of subsidiaries [Member]
Beginning balance	2,063		2,064	1,221
Partial disposal of interests in subsidiaries				0
Change in additional paid-in capital for not participating proportionately in the capital increase of subsidiaries	0			777
Share-based payment transactions of subsidiaries	26		(1)	11
Treasury stock transfer of subsidiaries				55
Ending balance	2,089		2,063	2,064
Difference between consideration received and carrying amount of the subsidiaries' net assets upon disposal [Member]
Beginning balance	987		987	161
Partial disposal of interests in subsidiaries				826
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	987		987	987
Donated capital [Member]
Beginning balance	19		18	16
Unclaimed dividend	2		1	2
Partial disposal of interests in subsidiaries				0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	21		19	18
Stockholders' contribution due to privatization [Member]
Beginning balance	20,648		20,648	20,648
Partial disposal of interests in subsidiaries				0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	20,648		20,648	20,648
Additional paid-in capital [Member]
Beginning balance	149,762		149,762	148,091
Unclaimed dividend	2		1	2
Partial disposal of interests in subsidiaries				826
Change in additional paid-in capital for not participating proportionately in the capital increase of subsidiaries	0			777
Share-based payment transactions of subsidiaries	26		(1)	11
Treasury stock transfer of subsidiaries				55
Ending balance	$ 149,790	$ 5,334	$ 149,762	$ 149,762